Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Common Stock Private placement	Common Stock	Additional Paid in Capital Private placement	Additional Paid in Capital	Accumulated Other Comprehensive Income (Loss)	Statutory Reserves	Retained Earnings	Noncontrolling Interest	Private placement	Total
Balance at Dec. 31, 2020		$ 35,894		$ 48,392,181	$ (1,493,070)	$ 6,437,506	$ 45,480,031	$ 638,846		$ 99,491,388
Balance (in shares) at Dec. 31, 2020		149,554
Issuance of common stock	$ 5,380		$ 6,933,620						$ 6,939,000
Issuance of common stock (in shares)	22,417
Issuance of common stock for services		$ 1,600		1,838,400						1,840,000
Issuance of common stock for services (in shares)		6,667
Foreign currency translation adjustment					975,952			(352)		975,600
Net income (loss)							(6,570,478)	(181,734)		(6,752,212)
Balance at Jun. 30, 2021		$ 42,874		57,164,201	(517,118)	6,437,506	38,909,553	456,760		102,493,776
Balance (in shares) at Jun. 30, 2021		178,638
Balance at Dec. 31, 2021		$ 63,995		69,566,786	1,071,149	6,874,614	36,684,794	(1,724,627)		112,536,711
Balance (in shares) at Dec. 31, 2021		266,640
Issuance of common stock		$ 228,800		9,891,600						10,120,400
Issuance of common stock (in shares)		953,333
Cancellation of common stock due to reverse split		$ (9)		9
Cancellation of common stock due to reverse split (in shares)		(36)
Foreign currency translation adjustment					(5,955,280)			7,362		(5,947,918)
Appropriation of retained earnings to statutory reserve fund						322,253	(322,253)
Net income (loss)							2,099,462	(227,218)		1,872,244
Balance at Jun. 30, 2022		$ 292,786		$ 79,458,395	$ (4,884,131)	$ 7,196,867	$ 38,462,003	$ (1,944,483)		$ 118,581,437
Balance (in shares) at Jun. 30, 2022		1,219,937